Summary of Significant Accounting Policies (Details Narrative) - USD ($)		12 Months Ended
	Oct. 24, 2024	Dec. 31, 2023	Sep. 30, 2024
Subsequent Event [Line Items]
Allowance for doubtful accounts		$ 82,090	$ 340
Visionful And Infrastructure Proving Grounds [Member]
Subsequent Event [Line Items]
Goodwill impairment		$ 1,670,000
Subsequent Event [Member]
Subsequent Event [Line Items]
Reverse stock split	1-for-6 reverse stock split